Long-Term Financial Debt - Summary of Long -Term Financial Debt (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	SFr 122,449	SFr 113,502
Issuance of shares		2,030
Transaction costs		(54)
Interest	1,266	6,343
FX revaluation	1,087	628
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	(124,802)
Ending balance		122,449
A Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	8,179	8,179
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	(8,179)
Ending balance		8,179
B Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	51,366	48,569
Interest	519	2,797
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	(51,885)
Ending balance		51,366
Series C Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	62,904	56,754
Issuance of shares		2,030
Transaction costs		(54)
Interest	747	3,546
FX revaluation	1,087	628
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	SFr (64,738)
Ending balance		SFr 62,904